Crude Oil and Refined Product Risk Management (Notes)	3 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Crude Oil and Refined Product Risk Management
13. Crude Oil and Refined Product Risk Management
We enter into crude oil forward contracts primarily to facilitate the supply of crude oil to our refineries. During the three months ended March 31, 2016, we entered into net forward, fixed-price contracts to physically receive and deliver crude oil that qualify as normal purchases and normal sales and are exempt from derivative reporting requirements.
We use crude oil and refined products futures, swap contracts or options to mitigate the change in value for a portion of our LIFO inventory volumes subject to market price fluctuations. We enter into swap contracts to fix differentials on a portion of our future crude oil purchases and to fix margins on a portion of our future gasoline and distillate production. The physical volumes are not exchanged; these contracts are net settled with cash. These hedging activities do not qualify for hedge accounting treatment.
The fair value of these contracts is reflected in the Condensed Consolidated Balance Sheets and the related net gain or loss is recorded within cost of products sold in the Condensed Consolidated Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values of the majority of the contracts for the purpose of marking the hedging instruments to market at each period end.
The following tables summarize our economic hedging activity recognized within cost of products sold for the three months ended March 31, 2016 and 2015, and open commodity hedging positions as of March 31, 2016 and December 31, 2015:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Economic hedging results
Realized hedging gain, net	$17,803	$17,553
Unrealized hedging loss, net	(12,483)	(20,057)
Total hedging gain (loss), net	$5,320	$(2,504)

	March 31, 2016	December 31, 2015
	(In thousands)
Open commodity hedging instruments (barrels)
Crude oil differential swaps, net long positions	7,201	5,155
Crude oil futures, net short positions	(1,823)	(562)
Refined product price and crack spread swaps, net short positions	(2,900)	(5,645)
Total open commodity hedging instruments, net long (short) positions	2,478	(1,052)

Fair value of outstanding contracts, net
Other current assets	$67,064	$78,125
Other assets	7,152	11,881
Accrued liabilities	(7,137)	(10,273)
Other long-term liabilities	—	—
Fair value of outstanding contracts - unrealized gain, net	$67,079	$79,733

Offsetting Assets and Liabilities
Western's derivative financial instruments are subject to master netting arrangements to manage counterparty credit risk associated with derivatives; however, Western does not offset the fair value amounts recorded for derivative instruments under these agreements in the Condensed Consolidated Balance Sheets. We have posted or received margin collateral with various counterparties in support of our hedging and trading activities. The margin collateral posted or received is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default.
The following table presents offsetting information regarding Western's commodity hedging contracts as of March 31, 2016 and December 31, 2015:

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Condensed Consolidated Balance Sheet
As of March 31, 2016
	(In thousands)
Financial assets:
Current assets	$86,144	$(19,080)	$67,064
Other assets	8,019	(867)	7,152
Financial liabilities:
Accrued liabilities	(12,647)	5,510	(7,137)
Other long-term liabilities	(14,437)	14,437	—
	$67,079	$—	$67,079

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Condensed Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Condensed Consolidated Balance Sheet
As of December 31, 2015
	(In thousands)
Financial assets:
Current assets	$95,062	$(16,937)	$78,125
Other assets	11,881	—	11,881
Financial liabilities:
Accrued liabilities	(21,454)	11,181	(10,273)
Other long-term liabilities	(5,756)	5,756	—
	$79,733	$—	$79,733

Our commodity hedging activities are initiated within guidelines established by management and approved by our board of directors. Due to mark-to-market accounting during the term of the various commodity hedging contracts, significant unrealized, non-cash net gains and losses could be recorded in our results of operations. Additionally, we may be required to collateralize any mark-to-market losses on outstanding commodity hedging contracts.
As of March 31, 2016, we had the following outstanding crude oil and refined product hedging instruments that were entered into as economic hedges. Settlement prices for our unleaded gasoline crack spread swaps range from $14.61 to $17.13 per contract. Settlement prices for our distillate crack spread swaps range from $7.08 to $12.19 per contract. The information presents the notional volume of outstanding contracts by type of instrument and year of maturity (volumes in thousands of barrels):

	Notional Contract Volumes by Year of Maturity
	2016	2017	2018
Inventory positions (futures and swaps):
Crude oil differential swaps, net long positions	5,283	1,918	—
Crude oil futures, net short positions	(1,823)	—	—
Refined products — net short positions	(999)	—	—
Natural gas futures — net long positions	720	329	—
Refined product positions (crack spread swaps):
Distillate — net short positions	(744)	(1,305)	—
Unleaded gasoline — net short positions	(900)	—	—